Share-based payment arrangements - LTIP (Details) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) SFr / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 SFr / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SFr / shares
Performance shares
Summary of the activity related to share-based compensation arrangements.
Aggregate fair value of shares, at the dates of grant | $	$ 80
Restricted shares
Summary of the activity related to share-based compensation arrangements.
Aggregate fair value of shares, at the dates of grant | $	$ 35
Vesting period	3 years
LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service condition period for eligibility	3 years
Component based on earnings per share, weighted percent	50.00%
Component based on shareholder return, weighted percent	30.00%
Component based on CO2e reductions, weighted percent	20.00%
Summary of the activity related to share-based compensation arrangements.
Unrecognized compensation cost at end of period | $	$ 79	$ 79
Weighted average period over which unrecognized share-based compensation costs are expected to be reported	1 year 10 months 24 days
LTIP | Performance shares
Summary of the activity related to share-based compensation arrangements.
Beginning of period (in number of shares) | shares	1.9
Granted (in number of shares) | shares	0.8
Vested (in number of shares) | shares	(0.9)
Forfeited (in number of shares) | shares	(0.1)
End of period (in number of shares) | shares	1.7		1.9
Weighted-average grant-date fair value of shares Nonvested at beginning of period (in Swiss francs per share) | SFr / shares		$ 27.01
Weighted-average grant-date fair value of shares Granted (in Swiss francs per share) | SFr / shares		29.18		SFr 33.33		SFr 38.92
Weighted-average grant-date fair value of shares Vested (in Swiss francs per share) | SFr / shares		16.55
Weighted-average grant-date fair value of shares Forfeited (in Swiss francs per share) | SFr / shares		31.89
Weighted-average grant-date fair value of shares Nonvested at end of period (in Swiss francs per share) | SFr / shares		33.60		27.01
Aggregate fair value of shares, at the dates of grant | $	$ 24		$ 26		$ 37
Grant-date fair value of shares vested | $	$ 17
LTIP | Restricted shares
Summary of the activity related to share-based compensation arrangements.
Beginning of period (in number of shares) | shares	2.6
Granted (in number of shares) | shares	0.9
Vested (in number of shares) | shares	(1.1)
Forfeited (in number of shares) | shares	(0.1)
End of period (in number of shares) | shares	2.3		2.6
Weighted-average grant-date fair value of shares Nonvested at beginning of period (in Swiss francs per share) | SFr / shares		23.65
Weighted-average grant-date fair value of shares Granted (in Swiss francs per share) | SFr / shares		31.38		30.52		SFr 26.39
Weighted-average grant-date fair value of shares Vested (in Swiss francs per share) | SFr / shares		16.99
Weighted-average grant-date fair value of shares Forfeited (in Swiss francs per share) | SFr / shares		28.71
Weighted-average grant-date fair value of shares Nonvested at end of period (in Swiss francs per share) | SFr / shares		$ 29.51		SFr 23.65
Aggregate fair value of shares, at the dates of grant | $	$ 30		$ 27		$ 26
Grant-date fair value of shares vested | $	$ 20
TSR component of LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period when shares will be delivered based on Company results	3 years
Limit on the actual number of shares received after the evaluation period, as a percentage of the conditional grant	200.00%
EPS component of LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of weighted cumulative earnings per share performance	3 years
Limit on the actual number of shares received after the evaluation period, as a percentage of the conditional grant	200.00%
ESG component of LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Limit on the actual number of shares received after the evaluation period, as a percentage of the conditional grant	200.00%
Summary of the activity related to share-based compensation arrangements.
Share-based compensation arrangement by share-based payment award period of ESG scope 1 and 2 CO2 emissions calculation of performance component	3 years